Organization and Description of Business - Schedule of Consolidated Financial Statements (Details)	6 Months Ended
Sep. 30, 2024
17 Uno Limited (“17 Uno”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of Incorporation	Aug. 17, 2022
Place of Incorporation	British Virgin Islands
% of Ownership	100.00%
Principal Activities	Investment holding
I Win Holdings Limited (“IWHL”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of Incorporation	Mar. 25, 2020
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Investment holding
I Win Securities Limited (“IWSL”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of Incorporation	Nov. 10, 2016
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Carrying out regulated activities including Type 1 activity “Dealing in Securities” under HKSFO
I Win Asset Management Limited (“IWAML”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of Incorporation	Mar. 25, 2020
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Carrying out regulated activities including Type 4 activity “Advising on Securities” and Type 9 activity “Asset Management” under HKSFO
China Union Financial Holding Limited (“CUFH”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of Incorporation	Jun. 17, 2016
Place of Incorporation	British Virgin Islands
% of Ownership	100.00%
Principal Activities	Investment holding